Summary of the main accounting policies: (Tables)	12 Months Ended
Dec. 31, 2020
Summary of the main accounting policies:
Schedule of consolidated subsidiaries

	Shareholding
	percentage (%)	Main activity
Aeropuerto de Cancún, S. A. de C. V.	100%	Airport services
Aeropuerto de Cozumel, S. A. de C. V.	100%	Airport services
Aeropuerto de Mérida, S. A. de C. V.	100%	Airport services
Aeropuerto de Huatulco, S. A. de C. V.	100%	Airport services
Aeropuerto de Oaxaca, S. A. de C. V.	100%	Airport services
Aeropuerto de Veracruz, S. A. de C. V.	100%	Airport services
Aeropuerto de Villahermosa, S. A. de C. V.	100%	Airport services
Aeropuerto de Tapachula, S. A. de C. V.	100%	Airport services
Aeropuerto de Minatitlán, S. A. de C. V.	100%	Airport services
Cancun Airport Services, S. A. de C. V. (*)	100%	Airport services
Aerostar Airport Holdings, LLC	60%	Airport services
Sociedad Operadora de Aeropuertos Centro Norte, S.A.	100%	Airport services
RH Asur, S. A. de C. V.	100%	Administrative services
Servicios Aeroportuarios del Sureste, S. A. de C. V.	100%	Administrative services
Asur FBO, S. A. de C. V. (*)	100%	Administrative services
Caribbean Logistics, S. A. de C. V. (*)	100%	Cargo services
Cargo RF, S. A. de C. V. (*)	100%	Cargo services

(*)      These subsidiaries sub-consolidate at the Cancún Airport.

Schedule of condensed financial information of Aerostar

	December, 31
	2018		2019		2020
Condensed statement of financial position
Cash and cash equivalents	Ps.	868,095	Ps.	698,466	Ps.	804,634
Restricted cash and cash equivalents		47,332		165,622		5,055
Other current assets		175,479		133,992		566,031
Total current assets		1,090,906		998,080		1,375,720
Financial liabilities:
Current liabilities		(640,785)		(672,943)		(606,433)
Working capital		450,121		325,137		769,287
Land, furniture and equipment		174,450		160,186		151,971
Intangible assets, airport concessions - Net		13,587,071		12,956,965		13,535,370
Other long term assets		544		16,759		32,578
Long term debt		(7,282,268)		(6,799,941)		(7,171,278)
Accounts payable to the Company		(1,152,805)		(372,798)		(104,065)
Other long term liabilities		(21,609)		(19,783)		(19,864)
Deferred income tax - Net		(330,999)		(371,984)		(448,829)
Shareholders’ equity	Ps.	5,424,505	Ps.	5,894,541	Ps.	6,745,170

	Year ended December, 31
	2018		2019		2020
Condensed statements of comprehensive income
Revenue	Ps.	3,025,267	Ps.	3,306,149	Ps.	2,902,238
Operating cost and expenses		(2,098,323)		(2,270,055)		(1,956,081)
Other income		134,637		204,074		158,906
Comprehensive financial cost - Net		(538,268)		(485,037)		(495,443)
Deferred income tax		(62,252)		(55,781)		(60,684)
Net (loss) income for the year		461,061		699,350		548,936
Foreign currency translation		(5,772)		(229,314)		(301,695)
Total comprehensive income	Ps.	455,289	Ps.	470,036	Ps.	247,241
Airplan information

Schedule or useful lives land, furniture and equipment

	2019	2020

Furniture equipment	10 a 20%	10 to 20%
Machinery	10 a 20%	10 to 20%
Computer equipment	20 a 33%	20 to 33%
Transportation equipment	20 a 25%	20 to 25%
Improvements to leased premises	10%	10%

Schedule of useful lives licenses and commercial direct operation

Licenses	28	years
ODC	28	years
Commercial Rights of Aerostar	32	years
Commercial Rights of Airplan	12	years